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                                   Form 24F-2

             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
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1.       Name and address of issuer: Flag Investors Maryland Intermediate
                                       Tax-Free Income Fund, Inc.,
                                     One South Street, Baltimore, MD 21202
                                     -------------------------------------

2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/
                      ----------------------------------------------------------

         -----------------------------------------------------------------------


3.       Investment Company Act File Number:       811-7922
                                                   --------

         Securities Act File Number:        33-66870
                                            ---------

4(a). Last day of fiscal year for which this Form is filed: July 29, 1998
      (cessation of operations)                              -------------

4(b)./ / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)./X/ Check box if this is the last time the issuer will be filing this Form.


5. Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the
                  fiscal year pursuant to section 24(f):                                              $2,272,572.62
                                                                                                      -------------

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                           $34,288,723.27
                                                                                --------------
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         (iii)    Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                  payable to the Commission:                                    $        00.00
                                                                                --------------

         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:                                                     -$34,288,723.27
                                                                                                     --------------

         (v) Net sales -- if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:                                              $        00.00
                                                                                                     --------------


(vi)     Redemption credits available for use in future                        $(32,016,150.65)
         years -- if Item 5(i) is less than Item 5(iv)                         ---------------
         [subtract Item 5(iv) from Item 5(i)]:


         (vii)    Multiplier for determining registration fee
                  (See Instruction C.9):                                                              x     .000295
                                                                                                     --------------
         (viii) Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):                                             =$        00.00
                                                                                                     --------------

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                          +$  00.00
                                                                                                     --------------
8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:
                                                                                                          =$  00.00
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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:
                  Method of Delivery:
                                            / / Wire Transfer
                                            / / Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Joseph A. Finelli
                          ------------------------------------------------------
                          Joseph A. Finelli, Treasurer
                          ------------------------------------------------------
                          *Please print the name and title of the signing
                           officer below the signature.

Date: October 20, 1998
      ----------------
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                                   Schedule A
                             to Rule 24f-2 Notice of
         Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc.
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                                        Proceeds       Front-end                      Value of                          Cost of
                                       from Shares       Sales          Shares       Reinvested        Shares            Shares
         Class        Shares Sold         Sold       Commissions      Reinvested     Dividends        Redeemed          Redeemed
         -----        -----------         ----       -----------      ----------     ---------        --------          --------
Flag Investors A       86,018.814    $  860,777.85     $2,778.80     7,567.315      $75,853.54     1,175,152.098    $11,828,794.61
Flag Investors
Institutional           1,182.000        12,009.12          0.00       474.863        4,800.59        62,845.291        633,491.91
ABCAT                 129,275.362     1,309,122.95          0.00       714.075        7,229.77     2,150,760.352     21,826,436.75
                      -----------     ------------   -----------       -------      ----------     -------------     -------------
                      216,476.176    $2,181,909.92     $2,778.80     8,756.253      $87,883.90     3,388,757.741    $34,288,723.27
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         Computation of Fee:

         Net Sales:  $2,181,909.92 + $2,778.80 + $87,883.90 = $2,272,572.62
                     $2,272,572.62 - $34,288,723.27 = ($32,016,150.65)
                     By offsetting the Fund's sales of $2,272,572.62 with redemptions of $34,288,723.27, no fee is due.